Significant accounting policies - Additional Information (Details) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions		6 Months Ended		12 Months Ended
	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 USD ($) MW	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) segment $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jan. 12, 2024 AUD ($)	Aug. 15, 2023 USD ($)	Jun. 27, 2023 USD ($)	Apr. 13, 2023 USD ($)	Feb. 15, 2023 USD ($)	Feb. 13, 2023 AUD ($)	Jan. 27, 2023 EUR (€)	Feb. 14, 2022 USD ($)
Significant accounting policies
Net loss		$ (281,486)	$ (3,937)	$ (15,217)	$ (6,193)
Used net cash in operating activities		(27,962)	(2,831)	(9,051)	(4,110)
Net current liabilities		7,100		23,600
Net total deficit		(2,219)	$ 19,733	29,415	$ 16,228	$ 13,111
Loans and convertible promissory notes		5,400		$ 19,800
Ordinary shares issued during the year | shares	681,620			0	0	25,000,000
Line of credit	$ 5,000
Maximum amount of funding | €													€ 12.4
Proceeds from issuing shares	$ 7,000
Subscription amount		$ 297,618		$ 2,354
Net present value of remaining cash flow, percentage				10.00%
Impairment loss				$ 0
Fair value of deferred consideration annual discount rate				7.28%
Acquired percentage of shares				50.00%
Year-end exchange rate				0.6630	0.6889
Solar 1
Significant accounting policies
Maximum amount of financial support							$ 110.0
Capacity of project per 288MWhr | MW		30
Maximum amount of funding												$ 65.0
Solar methanol
Significant accounting policies
Maximum amount of funding												$ 19.5
Business Combination Agreement
Significant accounting policies
Ordinary shares issued | shares				490,179
Subscription amount				$ 5,000
Investments each of shares | $ / shares				$ 1
Additional investment | $ / shares				$ 3
Number of operating segments | segment				1
Maximum | Business Combination Agreement
Significant accounting policies
Ordinary shares issued | shares				490,197
Nabors Lux | Business Combination Agreement
Significant accounting policies
Aggregate principal amount		$ 10,000												$ 5,000
AgCentral Energy | Business Combination Agreement
Significant accounting policies
Aggregate principal amount														$ 10,000
Notes Subscription Agreement
Significant accounting policies
Remaining commitment borrowing								$ 2,500
Notes Subscription Agreement | Nabors Lux
Significant accounting policies
Debt maximum borrowing capacity									$ 5,000		$ 5,000
Notes Subscription Agreement | AgCentral Energy
Significant accounting policies
Debt maximum borrowing capacity				$ 5,000
Commitment of debt borrowings				5,000						$ 2,500
Equity Subscription Agreement | Nabors Lux
Significant accounting policies
Debt maximum borrowing capacity				15,000
Equity Subscription Agreement | AgCentral Energy
Significant accounting policies
Debt maximum borrowing capacity				$ 30,000